SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       October 15, 2008

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $72,005

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      312  4572.00 SH       SOLE                  4572.00
ABBOTT LABORATORIES            COM              002824100     1283 22285.00 SH       SOLE                 22285.00
ALLIED CAPITAL CORP            COM              01903Q108      111 10300.00 SH       SOLE                 10300.00
ALLOY INC.                     COM              019855303      234 30246.00 SH       SOLE                 30246.00
AMDOCS LTD                     COM              G02602103     1227 44819.00 SH       SOLE                 44819.00
AMERICAN INTERNATIONAL GROUP   COM              026874107       37 11203.00 SH       SOLE                 11203.00
AMGEN, INC.                    COM              031162100      610 10300.00 SH       SOLE                 10300.00
AT&T INC                       COM              00206R102     6820 244266.00SH       SOLE                244266.00
BANK OF AMERICA CORP           COM              060505104     1520 43423.00 SH       SOLE                 43423.00
BANK OF NEW YORK MELLON CORP   COM              064058100      505 15505.00 SH       SOLE                 15505.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     1191   271.00 SH       SOLE                   271.00
BP PLC-SPONS ADR               COM              055622104      311  6200.00 SH       SOLE                  6200.00
CAREGUIDE INC.                 COM              14171a101       22 167000.00SH       SOLE                167000.00
CARLISLE COMPANIES             COM              142339100     9021 300991.23SH       SOLE                300991.23
CENTENNIAL COMM CORP A         COM              15133v208       64 10233.00 SH       SOLE                 10233.00
CISCO SYSTEMS                  COM              17275R102      460 20410.00 SH       SOLE                 20410.00
COCA COLA COMPANY              COM              191216100      444  8393.00 SH       SOLE                  8393.00
CONOCOPHILLIPS                 COM              20825c104     3385 46210.00 SH       SOLE                 46210.00
CVS CAREMARK CORP.             COM              126650100      880 26151.00 SH       SOLE                 26151.00
DELIA*S INC                    COM              246911101      118 40822.00 SH       SOLE                 40822.00
EMC CORP MASS                  COM              268648102     1015 84825.00 SH       SOLE                 84825.00
ETF I-SHARES MSCI EAFE INDEX F COM              464287465      654 11625.00 SH       SOLE                 11625.00
EXXON MOBIL CORP               COM              30231g102     3338 42985.00 SH       SOLE                 42985.00
FIRST BANCORP INC.             COM              31866p102      886 45200.00 SH       SOLE                 45200.00
GENERAL ELECTRIC               COM              369604103     2628 103051.00SH       SOLE                103051.00
GENERAL MILLS INC              COM              370334104      569  8279.00 SH       SOLE                  8279.00
GENZYME CORP GENERAL DIVISION  COM              372917104      465  5753.00 SH       SOLE                  5753.00
GOLDMAN SACHS                  COM              38141g104      990  7738.00 SH       SOLE                  7738.00
INDEPENDENT BANK CORP MA       COM              453836108     1707 54755.01 SH       SOLE                 54755.01
INTEL CORP                     COM              458140100      853 45520.00 SH       SOLE                 45520.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1515 12955.00 SH       SOLE                 12955.00
ISHARES MSCI JAPAN             COM              464286848      107 10000.00 SH       SOLE                 10000.00
ISHARES TR S & P 100 INDEX FD  COM              464287101      301  5683.00 SH       SOLE                  5683.00
JOHNSON & JOHNSON              COM              478160104     5179 74753.00 SH       SOLE                 74753.00
JPMORGAN CHASE & CO.           COM              46625h100      560 12000.00 SH       SOLE                 12000.00
LAKELAND BANCORP INC           COM              511637100      431 36835.00 SH       SOLE                 36835.00
MERCK & COMPANY                COM              589331107     1449 45916.00 SH       SOLE                 45916.00
MERRILL LYNCH & CO             COM              590188108      235  9300.00 SH       SOLE                  9300.00
MICROSOFT                      COM              594918104     2533 94915.00 SH       SOLE                 94915.00
PEPSICO                        COM              713448108     1682 23603.00 SH       SOLE                 23603.00
PFIZER                         COM              717081103     4746 257382.00SH       SOLE                257382.00
PNC BANK                       COM              693475105      523  7000.00 SH       SOLE                  7000.00
PROCTER & GAMBLE               COM              742718109     1811 25980.00 SH       SOLE                 25980.00
S & P MIDCAP SPDR TRUST SERIES COM              595635103      263  1997.00 SH       SOLE                  1997.00
SOUTHERN CO COM                COM              842587107      625 16585.00 SH       SOLE                 16585.00
SPDR GOLD TRUST                COM              78463V107      226  2658.00 SH       SOLE                  2658.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      864  7452.00 SH       SOLE                  7452.00
STRYKER CORP                   COM              863667101      241  3867.00 SH       SOLE                  3867.00
UNITED TECHNOLOGIES CORP       COM              913017109      222  3692.00 SH       SOLE                  3692.00
US BANCORP                     COM              902973304     1183 32837.00 SH       SOLE                 32837.00
VALLEY NATIONAL BANCORP        COM              919794107      462 22050.00 SH       SOLE                 22050.00
VERIZON COMMUNICATIONS         COM              92343v104     4383 136600.00SH       SOLE                136600.00
WYETH                          COM              983024100      470 12718.00 SH       SOLE                 12718.00
VANGUARD INDEX EXTENDED MARKET                  922908207      332 9970.5760SH       SOLE                9970.5760